FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Summary of contractual maturities of financial liablilities (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Summary of contractual maturities of financial liablilities

	Within 1 year	1-5 years	5+ years
Accounts payable and accrued liabilities	$183,386	$-	$-
Amounts due to related parties	443,071	-	-
Loans payable(1)	2,202,540	-	-
Withholding taxes payable	-	-	158,814
	$2,828,997	$-	$158,814